Financial Instruments and Hedging Activities	12 Months Ended
Sep. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments and Hedging Activities
Financial Instruments and Hedging Activities
Derivatives not Designated as Hedges
Forward Currency Contracts
We operate our business in countries throughout the world and transact business in various foreign currencies. Our foreign currency exposures typically arise from transactions denominated in currencies other than the functional currency of our operations. We have a program that primarily utilizes foreign currency forward contracts to offset the risks associated with the effect of certain foreign currency exposures. Our program is designed so that increases or decreases in our foreign currency exposures are offset by gains or losses on the foreign currency forward contracts in order to mitigate the risks and volatility associated with our foreign currency transactions. Generally, we enter into such contracts for less than 90 days and have no cash requirements until maturity. At September 30, 2015 and 2014, we had outstanding contracts with a total notional value of $138.5 million and $283.1 million, respectively.
We have not designated these forward contracts as hedging instruments pursuant to the authoritative guidance for derivatives and hedging, and accordingly, we record the fair value of these contracts at the end of each reporting period in our consolidated balance sheet, with the unrealized gains and losses recognized immediately in earnings as other expense, net in our consolidated statements of operations. The cash flows related to the settlement of these contracts are included in cash flows from investing activities within our consolidated statement of cash flows.

Security Price Guarantees
From time to time we enter into agreements that allow us to issue shares of our common stock as part or all of the consideration related to business acquisitions, partnering and technology acquisition activities. Some of these shares are issued subject to security price guarantees, which are accounted for as derivatives. We have determined that these instruments would not be considered equity instruments if they were freestanding. Certain of the security price guarantees require payment from either us to a third party, or from a third party to us, based upon the difference between the price of our common stock on the issue date and an average price of our common stock approximately six months following the issue date. We have also issued minimum price guarantees that may require payments from us to a third party based on the average share price of our common stock approximately six months following the issue date if our stock price falls below the minimum price guarantee. Changes in the fair value of these security price guarantees are reported in other expense, net in our consolidated statements of operations. We have no outstanding shares subject to security price guarantees at September 30, 2015. During the years ended September 30, 2015, 2014 and 2013, we paid cash totaling $0.3 million, $5.3 million and $3.8 million, respectively, upon the settlement of the agreements.
The following table provides a quantitative summary of the fair value of our derivative instruments as of September 30, 2015 and 2014 (dollars in thousands):

		Fair Value
Derivatives Not Designated as Hedges:	Balance Sheet Classification	September 30, 2015	September 30, 2014
Foreign currency contracts	Prepaid expenses and other current assets	$260	$—
Foreign currency contracts	Accrued expenses and other current liabilities	—	(272)
Security Price Guarantees	Accrued expenses and other current liabilities	—	(135)
Net asset (liability) value of non-hedged derivative instruments		$260	$(407)

The following tables summarize the activity of derivative instruments for the fiscal years 2015, 2014 and 2013 (dollars in thousands):

	Location of Gain (Loss) Recognized in Income	Amount of Gain (Loss) Recognized in Income
Derivatives Not Designated as Hedges:		2015	2014	2013
Foreign currency contracts	Other expense, net	$(16,275)	$(2,404)	$2,182
Security price guarantees	Other expense, net	$(204)	$(4,358)	$(6,603)

Other Financial Instruments
Financial instruments including cash equivalents, accounts receivable and accounts payable are carried in the consolidated financial statements at amounts that approximate their fair value based on the short maturities of those instruments. Marketable securities and derivative instruments are carried at fair value.